Nature of Business and Liquidity (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
State of incorporation	Delaware	Delaware
Date of incorporation	Dec. 05, 2014	Dec. 05, 2014
Accumulated loss	$ (3,456)	$ (2,396)	$ (18,427,780)